Management fees	12 Months Ended
Dec. 31, 2025
Management Fees
Management fees

11.       Management fees:

The Company has engaged Ship Procurement Services S.A. (“SPS”), a third-party company, to provide to its fleet certain procurement services. In addition the Company has also management agreements with Iblea Ship Management Limited and Megara Shipmanagement Ltd. (Note 3), Equinox Maritime Ltd and Zeaborn GmbH & Co. KG under which certain management services are provided to certain of its vessels. On December 3, 2024, the Company sold Star Bulk Shipmanagement Company (Cyprus) Limited, a previous wholly-owned subsidiary of the Company, which provided certain management services to seven vessels of the Company’s fleet, to Ship Procurement Services Company (Cyprus) Ltd. The management of the relevant vessels remains with Star Bulk Shipmanagement Company (Cyprus) Limited. In 2025, the Company entered into management agreements with Franco Compania Naviera S.A. to provide technical management to two of the Company’s vessels. Total management fees under the aforementioned management agreements in effect for the years ended December 31, 2023, 2024 and 2025 were $16,809, $18,956 and $23,180, respectively, and are included in “Management fees” in the consolidated income statements.